Consolidated Balance Sheets $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current assets
Cash	$ 21,200	$ 34,517
Restricted cash	2,717	2,830
Short-term investments	26,544	29,147
Accounts receivable, net	85,619	85,637
Prepaid expenses and other current assets, net	9,270	5,740
Current assets of discontinued operations		3,875
Total current assets	145,350	161,746
Non-current assets
Long-term investment	290	314
Software and equipment, net	18,491	10,739
Deferred tax assets, net	13,070	12,086
Other non-current assets	14,423	24,385
Right-of-use assets	344
Non-current assets of discontinued operations		5,000
Total non-current assets	46,618	52,524
TOTAL ASSETS	191,968	214,270
Current liabilities
Short-term loan	74,653	69,030
Accounts payable	24,200	31,491
Deferred revenue	3,569	1,901
Tax payable	2,042	2,505
Accrued expenses and other current liabilities	4,849	2,887
Amount due to a related party	45,564
Operating lease liability-current	315
Current liabilities of discontinued operations		27,334
Total current liabilities	155,192	135,148
Non-current liabilities of discontinued operations		52,659
Total liabilities	155,192	187,807
Commitments and contingencies (Note 20)
Shareholders’ deficit
Ordinary shares (par value of US$0.00005 per share; 746,578,037 shares authorized as of December 31, 2021 and 2022; 225,000,000 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	11	11
Convertible Preferred shares (par value US$0.00005; 45,614,646 Series A preferred shares, 27,053,437 limited Series A preferred shares and 121,000,531 Series B preferred shares authorized, issued and outstanding as of December 31, 2021 and 2022, respectively)	10	10
Additional paid in capital	95,751	75,091
Accumulated deficit	(99,580)	(92,911)
Accumulated other comprehensive loss	(1,476)	(3,637)
Total AUTO SERVICES GROUP LIMITED’s shareholders’ deficit	(5,284)	(21,436)
Non-controlling interests	42,060	47,899
Total equity	36,776	26,463
TOTAL LIABILITIES AND EQUITY	$ 191,968	$ 214,270